Income Taxes - Tabular disclosure of deferred tax assets and liabilities (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Non-current
Valuation allowance	$ (2,152,167)	$ (2,463,599)
VSee Lab, Inc
Non-current
Deferred revenue		121,052	$ 9,402
Loan Loss Reserve		9,083
Fixed assets		16
NOL carryforward		2,333,448	1,843,424
Valuation allowance		$ (2,463,599)
Net deferred tax assets			1,852,826
Reflected in the Balance Sheets : position as follows :
Deferred tax assets			1,852,826
Deferred tax assets net			$ 1,852,826	$ 1,158,463